NOTES PAYABLE	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
NOTES PAYABLE
NOTE 7 - NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

Note Payable, Currently in Default

Note payable, currently in default, consists of the following at:

	October 31, 2021	April 30, 2021

Note payable to an unrelated party, matured March 18, 2014, with interest at 10%	$75,001	$75,001

	$75,001	$75,001

Notes Payable

Notes payable consist of the following at:

	October 31, 2021	April 30, 2021
Note payable to an unrelated party with an issue date of February 22, 2021 with interest at 10% [1]
$250,000 draw on March 5, 2021	$250,000	$250,000
$200,000 draw on March 26, 2021	200,000	200,000
Note payable to an unrelated party with an issue date of March 8, 2021 with interest at 10% [2]	75,000	75,000
Note payable to an unrelated party with an issue date of March 11, 2021 with interest at 10% [3]	250,000	250,000

Total	$775,000	$775,000

[1]

Effective February 22, 2021 the Company entered into a promissory note with GS Capital Partners, LLC, with a principal amount of $1,000,000, which is subject to drawdown requests by the Company. The maturity date of the note is the earlier of (i) December 31, 2021 or (ii) the consummation by the Company of an equity or equity-based financing providing net proceeds to the Company sufficient to retire the outstanding indebtedness under the note. The note has an interest rate of ten percent per annum from the date *+of each drawdown. During the six months ended October 31, 2021 the Company received $200,0*900 from a draw on June 21, 2021, however, repaid the amount in full on July 20, 2021.

[2]

Effective March 8, 2021 the Company entered into a promissory note with JSJ Investments, Inc with a principal amount of $75,000. The maturity date of the note is March 8, 2022 and the note has an interest rate of 10% per annum from the date of funding.

[3]

Effective March 11, 2021 the Company entered into a promissory note with Vista Capital Investments, Inc with a principal amount of $250,000. The maturity date of the note is March 11, 2022 and the note has an interest rate of 10% per annum from the date of funding.

Convertible Note Payable, Currently in Default

Convertible notes payable, currently in default, consist of the following at:

	October 31, 2021	April 30, 2021
Note payable to an unrelated party, matured December 31, 2010, with interest at 10%, convertible into common shares of the Company [1]	$50,000	$50,000
Note payable to an unrelated party, matured January 27, 2012, with interest at 25%, convertible into common shares of the Company [2]	25,000	25,000
Note payable to an accredited investor, maturing January 31, 2020, with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [3]	-	91,331
Note payable to an individual, maturing December 27, 2020, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [4]	-	10,000
Note payable to an individual, maturing December 27, 2020, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [5]	-	9,719
Note payable to an individual, maturing January 22, 2021, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [6]	-	6,500
Note payable to an individual, maturing May 14, 2021, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [7]	-	34,000
Note payable to an individual, maturing September 9, 2021, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [8]	-	9,225
	75,000	235,775
Less discount	-	-

Total	$75,000	$235,775

[1]

On March 8, 2010, the Company closed a note purchase agreement with an accredited investor pursuant to which the Company sold a $50,000convertible note in a private placement transaction. In the transaction, the Company received proceeds of $35,000 and the investor also paid $15,000 of consulting expense on behalf of the Company. The convertible note was due and payable on December 31, 2010 with an interest rate of 10% per annum. The note is convertible at the option of the holder into our common stock at a fixed conversion price of $3.70, subject to adjustment for stock splits and combinations.

[2]

On January 28, 2011 and February 1, 2011, the Company closed a Convertible Note Agreement totaling $514,900 in principal amount of 25% Convertible Note (the "Notes") due on the first anniversary of the date of the Note, to a group of institutional and high net worth investors. The Notes are convertible into the Company's common stock at the holders' option at $1.00 per common share. All but $25,000 of the promissory notes plus interest were paid in full on March 23, 2011.

[3]

Effective January 31, 2019, the Company issued and delivered to Auctus Fund, LLC (“Auctus”) a 10% convertible note in the principal amount of 125,000. The Company received net proceeds of $112,250after payment of $12,750of the fees and expenses of the lender and its counsel. Auctus, on or following the 180th calendar day after the issuance date of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock a 40% discount to the lowest trading price during the 20 days prior to the date the notice of conversion is received by the Company. The note matured on January 31, 2020 and was in default as of April 30, 2020. The Company could redeem the note at redemption prices ranging from 120% to 135% during the first 180 days after issuance. The Company could not redeem the note after 180 days from the issuance date. The note had a principal balance of $125,000as of April 30, 2019. During year ended April 30, 2020, Auctus converted principal of $33,669into common shares of the Company, resulting in a principal balance of $91,331as of April 30, 2020. During the year ended April 30, 2021 there was no activity on the note so the balance remained unchanged. During the six months ended October 31, 2021 this note was paid in full.

[4]

Effective December 27, 2019 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $10,000 in payment of accrued fees of $10,000 that was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the six months ended October 31, 2021 the Company issued 909,091 shares of common stock to extinguish the full principal balance of $10,000 and paid $863 in cash to extinguish all of the accrued interest due under the note.

[5]

Effective December 27, 2019 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $10,000 in payment of accrued fees of $10,000 that was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the year ended April 30, 2021 shares became available to affect a partial conversion, therefore common shares were issued to extinguish $281 of the principal balance. During the six months ended October 31, 2021 the Company issued 883,551 shares of common stock to extinguish the full principal balance of $9,719 and paid $856 in cash to extinguish all of the accrued interest due under the note.

[6]

Effective January 22, 2020 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $6,500 in exchange for cash. The note was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the six months ended October 31, 2021 the Company issued 590,909 shares of common stock to extinguish the full principal balance of $6,500 and paid $538 in cash to extinguish all of the accrued interest due under the note.

[7]

Effective May 14, 2020 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $34,000 in payment of accrued fees of $34,000 that was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the six months ended October 31, 2021 the Company issued 3,090,909 shares of common stock to extinguish the full principal balance of $34,000 and paid $2,287 in cash to extinguish all of the accrued interest due under the note.

[8]

Effective September 9, 2020 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $10,000 in exchange for cash. The note was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the year ended April 30, 2021 shares became available to affect a partial conversion, therefore common shares were issued to extinguish $775 of the principal balance. During the six months ended October 31, 2021 the Company issued 838,591 shares of common stock to extinguish the full principal balance of $9,225 and paid $505 in cash to extinguish all of the accrued interest due under the note.

Convertible Notes Payable

Current convertible notes payable consisted of the following at:

	October 31, 2021	April 30, 2021
Note payable to an accredited investor issued for extension fees, maturing November 20, 2020 with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [1]	$200,000	$200,000
Note payable to an accredited investor issued for extension fees, maturing November 20, 2020 with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [2]	90,000	90,000
Note payable to an accredited investor, maturing December 31, 2020 with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [3]	-	80,000
Note payable to an accredited investor issued for extension fees, maturing August 31, 2020 with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [4]	80,000	80,000
Note payable to an accredited investor issued for extension fees, maturing March 26, 2022 with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [5]	-	82,000
Total	370,000	532,000
Less discount	-	(133,944)

Net	$370,000	$398,056

[1]

Effective March 31, 2020, the Company issued and delivered to GS an 18% convertible note in the principal amount of $200,000. The note was issued to GS in consideration for GS extending the maturity date of other convertible notes payable to GS to November 30, 2020. The extension fee is payable in cash at the earlier of (1) in connection with, and at the time of repayment of the Notes, or (2) on November 20, 2020. GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance.)

[2]

Effective February 4, 2020, the Company issued and delivered to GS an 18% convertible note in the principal amount of $90,000. The note was issued to GS in consideration for GS extending the maturity date of other convertible notes payable to GS to February 4, 2020. The extension fee is payable in cash at the earlier of (1) in connection with, and at the time of repayment of the Notes, or (2) on November 20, 2020. GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance.)

[3]

Effective December 15, 2020, the Company entered into a fourth amendment to certain convertible notes with GS ($110,000 note dated September 13, 2018, $70,000 note dated September 18, 2018, $600,000 note dated October 5, 2018, and $110,000 note dated February 20, 2019) to extend the notes due dates from December 20, 2020 to December 31, 2020. In conjunction with the extension, the Company entered into an 18% convertible note in the principal amount of $80,000. The note was issued at a discount and the Company received net proceeds of $75,000 after an original issue discount of $5,000. GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance). In June of 2021 the Company issued 11,814 common shares to convert $40,000 worth of principal and $2,027 worth of accrued interest under the terms of the agreement. In September of 2021 the Company entered into a settlement agreement with GS where 108,878 common shares were issued to convert the remaining $40,000 worth of principal and $2,462 worth of accrued interest under the terms of the agreement and $4,584 worth of accrued interest was forgiven and recorded as a gain on extinguishment of liabilities.

[4]

Effective December 31, 2020, the Company entered into a fifth amendment to certain convertible notes with GS ($110,000 note dated September 13, 2018, $70,000 note dated September 18, 2018, $600,000note dated October 5, 2018, and $110,000 note dated February 20, 2019) to extend the notes due dates from December 31, 2020 to August 31, 2021. In exchange for the extension, the aggregate principal amounts of the notes increased by $80,000. GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance).

[5]

Effective March 26, 2021, the Company issued and delivered to GS a 10% convertible note in the principal amount of $82,000. The note was issued at a discount and the Company received net proceeds of $78,500 after payment of $3,500 of fees and expenses of the lender and its counsel. During the first 180 days, GS, at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a price of $0.015 per share and thereafter at 34% discount from the lowest trading price during the 15 days prior to conversion. The Company could redeem the note at redemption prices ranging from 110% to 118% during the first 180 days after issuance. During the six months ended July 31, 2021, the Company repaid this note in full.

In addition to the Convertible Notes outstanding as of July 31, 2021 and April 30, 2021, as noted above, effective June 22, 2021, the Company issued and delivered to GS a 10% convertible note in the principal amount of $82,000. The note was issued at a discount and the Company received net proceeds of $78,500 after payment of $3,500 of fees and expenses of the lender and its counsel. During the first 180 days, GS, at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a price of $0.015 per share and thereafter at 34% discount from the average of the two lowest trading prices during the 15 prior trading days including the day of conversion. The Company could redeem the note at redemption prices ranging from 110% to 118% during the first 180 days after issuance. During the six months ended October 31, 2021, the Company repaid this note in full.

NOTE 7 – NOTES PAYABLE

Notes Payable

Notes payable consist of the following at April 30:

	2021	2020
Note payable to an unrelated party with an issue date of February 22, 2021 with interest at 10%
$250,000 draw on March 5, 2021	$250,000	$-
$200,000 draw on March 26, 2021 [1]	200,000	-
Note payable to an unrelated party with an issue date of March 8, 2021 with interest at 10% [2]	75,000	-
Note payable to an unrelated party with an issue date of March 11, 2021 with interest at 10% [3]	250,000	-

Total	$775,000	$-

[1]

Effective February 22, 2021 the Company entered into a promissory note with GS Capital Partners, LLC, with a principal amount of $1,000,000, which is subject to drawdown requests by the Company. The maturity date of the note is the earlier of (i) December 31, 2021 or (ii) the consummation by the Company of an equity or equity-based financing providing net proceeds to the Company sufficient to retire the outstanding indebtedness under the note. The note has an interest rate of ten percent per annum from the date of each drawdown.

[2]

Effective March 8, 2021 the Company entered into a promissory note with JSJ Investments, Inc with a principal amount of $75,000. The maturity date of the note is March 8, 2022 and the note has an interest rate of 10% per annum from the date of funding.

[3]

Effective March 11, 2021 the Company entered into a promissory note with Vista Capital Investments, Inc with a principal amount of $250,000. The maturity date of the note is March 11, 2022 and the note has an interest rate of 10% per annum from the date of funding.

Note Payable, Currently in Default

Note payable, currently in default, consists of the following at April 30:

	2021	2020

Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	$75,001	$75,001

	$75,001	$75,001

Convertible Notes Payable, Currently in Default

Convertible notes payable, currently in default, consist of the following at April 30:

	2021	2020
Note payable to an unrelated party, matured December 31, 2010, with interest at 10%, convertible into common shares of the Company [1]	$50,000	$50,000
Note payable to an unrelated party, matured January 27, 2012, with interest at 25%, convertible into common shares of the Company [2]	25,000	25,000
Note payable to an accredited investor, matured January 11, 2020, with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [3]	-	59,400
Note payable to an accredited investor, matured January 17, 2020, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price [4]	-	53,028
Note payable to an accredited investor, matured January 24, 2020, with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [5]	-	42,365
Note payable to an accredited investor, maturing January 31, 2020, with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [6]	91,331	91,331
Note payable to an accredited investor, maturing February 27, 2020, with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [7]	-	2,009
Note payable to an individual, maturing December 27, 2020, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [8]**	10,000	10,000
Note payable to an individual, maturing December 27, 2020, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [9]	9,719	10,000
Note payable to an individual, maturing January 22, 2021, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [10]**	6,500	6,500
Note payable to an individual, maturing May 14, 2021, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [11]	34,000	-
Note payable to an individual, maturing September 9, 2021, with interest at 5%, convertible into common shares of the Company at a defined variable exercise price [12]	9,225	-
	235,775	323,133
Less discount	-	-
Total	$235,775	$323,133

__________________

** Balance as of April 30, 2020 were previously presented as related party notes but reclassified to conform with current year presentation.

[1]

On March 8, 2010, the Company closed a note purchase agreement with an accredited investor pursuant to which the Company sold a $50,000 convertible note in a private placement transaction. In the transaction, the Company received proceeds of $35,000 and the investor also paid $15,000 of consulting expense on behalf of the Company. The convertible note was due and payable on December 31, 2010 with an interest rate of 10% per annum. The note is convertible at the option of the holder into our common stock at a fixed conversion price of $3.70, subject to adjustment for stock splits and combinations.

[2]

On January 28, 2011 and February 1, 2011, the Company closed a Convertible Note Agreement totaling $514,900 in principal amount of 25% Convertible Note (the "Notes") due on the first anniversary of the date of the Note, to a group of institutional and high net worth investors. The Notes are convertible into the Company's common stock at the holders' option at $1.00 per common share. All but $25,000 of the promissory notes plus interest were paid in full on March 23, 2011.

[3]

Effective January 11, 2019, the Company issued and delivered to One44 Capital LLC (“One44”) a 10% convertible note in the principal amount of $120,000. The Company received net proceeds of $114,000 after payment of $6,000 of the fees and expenses of the lender and its counsel. One44, at any time at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to and including the day the notice of conversion is received by the Company, with a floor of $0.03 per share. The note matured on January 11, 2020 and was in default as of April 30, 2020. The Company could redeem the note at redemption prices ranging from 130% to 140% during the first 180 days after issuance. The Company could not redeem the note after 180 days from the issuance date. The note had a principal balance of $120,000 as of April 30, 2019. During the year ended April 30, 2020, One44 converted principal of $60,600 and accrued interest of $3,720 into common shares of the Company, resulting in a principal balance of $59,400 as of April 30, 2020. During the year ended April 30, 2021, One44 converted principal of $54,400 and accrued interest of $11,601 into common shares of the Company which paid the note in full and resulted in a gain on settlement of debt being recorded for $6,170.

[4]

Effective January 17, 2019, the Company issued and delivered to JSJ Investments, Inc. (“JSJ”) a 12% convertible note in the principal amount of $125,000. The Company received net proceeds of $122,000 after payment of $3,000 of the fees and expenses of the lender and its counsel. JSJ, at any time at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at $0.03 per share or, upon the occurrence of certain defined defaults, at a 42% discount to the lowest trading price during the 20 days prior to the date the notice of conversion is received by the Company. The note matured on January 17, 2020 and was in default as of April 30, 2020. The Company could redeem the note at redemption prices ranging from 135% to 150% during the first 180 days after issuance. The note had a principal balance of $125,000 as of April 30, 2019. During the year ended April 30, 2020, JSJ converted principal of $82,672 into common shares of the Company and the principal was increased by $10,700 for a penalty, resulting in a principal balance of $53,028 as of April 30, 2020. During the year ended April 30, 2021, JSJ converted principal of $53,028 and accrued interest of $20,658 into common shares of the Company to pay the obligation in full.

[5]

Effective April 24, 2019, the Company issued and delivered to EMA Financial, LLC (“EMA”) a 10% convertible note in the principal amount of $55,000. The note was issued at a discount and the Company received net proceeds of $50,000 after payment of $3,750 of the fees and expenses of the lender and its counsel. EMA, at any time at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to the day the notice of conversion is received by the Company. The note matured on January 24, 2020 and was in default as of April 30, 2020. During the first 180 days the Note was in effect, the Company could redeem the note at redemption prices ranging from 120% to $140%. The Company could not redeem the note after 180 days from the issuance date. The note had a principal balance of $55,000 as of April 30, 2019. In November 2019, a penalty of $25,000 was added to the principal of the note. During the year ended April 30, 2020, EMA converted principal of $37,635 into common shares of the Company, resulting in a principal balance of $42,365 as of April 30, 2020. In February 2021, a penalty of $93,055 was added to the principal of the note. During the year ended April 30, 2021, EMA converted principal of $131,958 into common shares of the Company and paid cash of $3,462 which paid the note in full and resulted in a gain on settlement of debt being recorded for $15,076.

[6]

Effective January 31, 2019, the Company issued and delivered to Auctus Fund, LLC (“Auctus”) a 10% convertible note in the principal amount of $125,000. The Company received net proceeds $112,250 after payment of $12,750 of the fees and expenses of the lender and its counsel. Auctus, on or following the 180th calendar day after the issuance date of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock a 40% discount to the lowest trading price during the 20 days prior to the date the notice of conversion is received by the Company. The note matured on January 31, 2020 and was in default as of April 30, 2020. The Company could redeem the note at redemption prices ranging from 120% to 135% during the first 180 days after issuance. The Company could not redeem the note after 180 days from the issuance date. The note had a principal balance of $125,000 as of April 30, 2019. During year ended April 30, 2020, Auctus converted principal of $33,669 into common shares of the Company, resulting in a principal balance of $91,331 as of April 30, 2020. During the year ended April 30, 2021 there was no activity on the note so the balance remained unchanged. Subsequent to April 30, 2021 this note was paid in full, see Note 14.

[7]

Effective February 27, 2019, the Company issued and delivered to Coventry Enterprises, LLC (“Coventry”) a 10% convertible note in the principal amount of $55,000. The Company received net proceeds of $52,500 after payment of $2,500 of the fees and expenses of the lender and its counsel. Coventry, at any time at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to and including the day the notice of conversion is received by the Company. The note matured on February 27, 2020 and was in default as of April 30, 2020. During the first 150 days the Note is in effect, the Company could redeem the note at a redemption price of 135%. The note had a principal balance of $55,000 as of April 30, 2019. During the year ended April 30, 2020, Coventry converted principal of $52,991 and accrued interest of $3,669 into common shares of the Company, resulting in a principal balance of $2,009 as of April 30, 2020. During the year ended April 30, 2021, Coventry converted principal of $2,009 and accrued interest of $717 into common shares of the Company which paid off the note in full.

[8]

Effective December 27, 2019 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $10,000 in payment of accrued fees of $10,000 that was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request.

[9]

Effective December 27, 2019 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $10,000 in payment of accrued fees of $10,000 that was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the year ended April 30, 2021 shares became available to affect a partial conversion, therefore common shares were issued to extinguish $281 of the principal balance. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request.

[10]

Effective January 22, 2020 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $6,500 in exchange for cash. The note was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request.

[11]

Effective May 14, 2020 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $34,000 in payment of accrued fees of $34,000 that was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request.

[12]

Effective September 9, 2020 the Company issued and delivered to a consultant a 5% convertible note in the principal amount of $10,000 in exchange for cash. The note was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. On the effective date of the convertible note, the lender simultaneously submitted a notice to convert the total note principal into shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the year ended April 30, 2021 shares became available to affect a partial conversion, therefore common shares were issued to extinguish $775 of the principal balance. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request.

Current Convertible Notes Payable

Current convertible notes payable consisted of the following at April 30:

	2021	2020
Note payable to an accredited investor, maturing December 31, 2021 (as amended), with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [1]	$-	$24,700
Note payable to an accredited investor, maturing December 31, 2021 (as amended), with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [2]	-	70,000
Original issue discount convertible debenture to an accredited investor, maturing December 31, 2021 (as amended), with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [3]	-	600,000
Note payable to an accredited investor issued for extension fees, maturing November 20, 2020 with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [4]	200,000	200,000
Note payable to an accredited investor issued for extension fees, maturing November 20, 2020 with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [5]	90,000	90,000
Note payable to an accredited investor, maturing May 7, 2020, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price (long-term at April 30, 2020) [6]	-	35,900
Note payable to an accredited investor, maturing December 31, 2021 (as amended), with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [7]	-	110,000
Note payable to an accredited investor, maturing May 7, 2020, with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [8]	-	100,000
Note payable to an accredited investor, maturing June 19, 2020, with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [11]	-	250,000
Note payable to an accredited investor, maturing June 25, 2020, with interest at 9%, convertible into common shares of the Company at a defined variable exercise price (long-term at April 30, 2019) [9]	-	56,500
Note payable to an accredited investor, maturing September 4, 2020, with interest at 9%, convertible into common shares of the Company at a defined variable exercise price [10]	-	56,500

Note payable to an accredited investor, maturing two years from each advance, with an original issue discount equal to 10% and a one-time interest charge of 12% added to principal, convertible into common shares of the Company at a defined variable exercise price [12]:

Advance dated September 13, 2018, maturing September 13, 2020	-	1,380
Advance dated October 16, 2018, maturing October 16, 2020	-	123,200
Note payable to an accredited investor, maturing December 31, 2020 with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [13]	80,000	-
Note payable to an accredited investor issued for extension fees, maturing August 31, 2020 with interest at 18%, convertible into common shares of the Company at a defined variable exercise price [14]	80,000	-
Note payable to an accredited investor issued for extension fees, maturing March 26, 2022 with interest at 10%, convertible into common shares of the Company at a defined variable exercise price [15]	82,000	-
Total	532,000	1,728,180
Less discount	(133,944)	(140,941)
Net	$398,056	$1,587,239
[1]

Effective September 13, 2018, the Company issued and delivered to GS Capital Partners, LLC (“GS”) a 10% convertible note in the principal amount of $110,000. The note was issued at a discount, resulting in the Company’s receipt of $100,000 after an original issue discount of $4,500 and payment of $5,500 of the fees and expenses of the lender and its counsel. GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock (i) during the first 180 days, at a price of $3.00 per share of common stock and (ii) thereafter at a 40% discount from the lowest trading price during the 20 days prior to conversion. The maturity date of the note has been extended to December 31, 2021 and the interest rate increased to 18%. The Company may redeem the note at redemption prices ranging from 115% to 135% during the first 180 days after issuance. The note had a principal balance of $110,000 as of April 30, 2019. During the year ended April 30, 2020, GS converted principal of $85,300 and $7,226 of accrued interest into common shares of the Company, resulting in a principal balance of $24,700 as of April 30, 2020. During the year ended April 30, 2021, GS converted principal of $24,700 and $5,788 of accrued interest into common shares of the Company to pay off the debt in full.

[2]

Effective September 18, 2018, the Company issued and delivered to GS a 10% convertible note in the principal amount of $70,000. The note was issued at a discount and the Company received no net proceeds. GS paid $56,589 on behalf of the Company to a prior lender in settlement of a dispute and $9,101 was paid for fees and expenses of GS and its counsel. GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance.) The maturity date of the note has been extended to December 31, 2021 and the interest rate raised to 18%. The Company may redeem the note at redemption prices ranging from 130% to 145% during the first 180 days after issuance. The note had a principal balance of $70,000 as of April 30, 2020. During the year ended April 30, 2021, GS converted principal of $70,000 and $17,797 of accrued interest into common shares of the Company which paid the note in full and resulted in a gain on settlement of debt being recorded for $6,379.

[3]

Effective October 9, 2018, the Company issued and delivered to GS a 10% convertible debenture in the principal amount of $600,000. The debenture was issued with an original issue discount of $50,000, resulting in the Company’s receipt of $550,000 of net proceeds. The debenture was issued pursuant to a securities purchase agreement, which allows for the issuance of additional debentures to one or more holders on substantially identical terms. GS, at its option on and after the six-month anniversary of the date of issuance, may convert the unpaid principal balance of, and accrued interest on, the debentures into shares of common stock thereafter at a 40% discount from the average of the three lowest trading price during the 25 days prior to conversion. The maturity date of the debenture has been extended to December 31, 2021 and the interest rate raised to 18%. The Company may redeem the debenture at redemption prices ranging from 112% to 137% during the first 180 days after issuance. Affiliates of Jack W. Hanks and Bruce Lemons, our directors, pledged their shares of Series A preferred stock (constituting 100% of the outstanding shares of Series A preferred stock) to GS to secure the repayment of the debenture by the Company. The debenture had a principal balance of $600,000 as of April 30, 2020. During the year ended April 30, 2021, GS converted principal of $600,000 and $144,782 of accrued interest into common shares of the Company which paid the note in full and resulted in a gain on settlement of debt being recorded for $52,211.

[4]

Effective March 31, 2020, the Company issued and delivered to GS an 18% convertible note in the principal amount of $200,000. The note was issued to GS in consideration for GS extending the maturity date of other convertible notes payable to GS to November 30, 2020. The extension fee is payable in cash at the earlier of (1) in connection with, and at the time of repayment of the Notes, or (2) on November 20, 2020. GS, at its option, may convert the unpaid principal balance and accrued interest into shares of common stock at the same terms as the September GS convertible notes payable. The note had a principal balance of $200,000 as of April 30, 2020 and 2021.

[5]

Effective February 4, 2020, the Company issued and delivered to GS an 18% convertible note in the principal amount of $90,000. The note was issued to GS in consideration for GS extending the maturity date of other convertible notes payable to GS to February 4, 2020. The extension fee is payable in cash at the earlier of (1) in connection with, and at the time of repayment of the Notes, or (2) on November 20, 2020. GS, at its option, may convert the unpaid principal balance and accrued interest into shares of common stock at the same terms as the September GS convertible notes payable. The note had a principal balance of $90,000 as of April 30, 2020 and 2021.

[6]

Effective February 7, 2019, the Company issued and delivered to Geneva Roth Remark Holdings, Inc. (“Geneva”) a 12% convertible note in the principal amount of $56,500. The note was issued at a discount, resulting in the Company’s receipt of $50,000 after payment of $3,000 of the fees and expenses of the lender and its counsel and an original issue discount of $3,500. Geneva, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock beginning 180 days following the date of the note at a 29% discount from the lowest trading price during the 20 days prior to conversion. The note matures on May 7, 2020. The Company may redeem the note at redemption prices ranging from 105% to 130% during the first 180 days after issuance. The note had a principal balance of $56,500 as of April 30, 2019. During the year ended April 30, 2020, Geneva converted principal of $20,600 into common shares of the Company, resulting in a principal balance of $35,900 as of April 30, 2020. During the year ended April 30, 2021, Geneva converted principal of $35,900 and $3,180 of accrued interest into common shares of the Company to pay off the debt in full.

[7]

Effective February 20, 2019, the Company issued and delivered to GS a 10% convertible note in the principal amount of $110,000. The note was issued at a discount and the Company received net proceeds of $100,000 after an original issue discount of $4,500 and payment of $5,500 of the fees and expenses of the lender and its counsel. During the first 180 days, GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a price of $0.08 per share and thereafter at 40% discount from the lowest trading price during the 20 days prior to conversion. The maturity date of the note has been extended to December 31, 2021 and the interest rate increased to 18%. The Company may redeem the note at redemption prices ranging from 115% to 135% during the first 180 days after issuance. The note had a principal balance of $110,000 as of April 30, 2020. During the year ended April 30, 2021, GS converted principal of $110,000 and $24,019 of accrued interest into common shares of the Company which paid the note in full and resulted in a gain on settlement of debt being recorded for $5,774.

[8]

Effective May 7, 2019, the Company issued and delivered to Odyssey Capital Funding LLC (“Odyssey”) a 10% convertible note in the principal amount of $100,000. The Company received $95,000 after payment of $5,000 of fees and expenses of the lender and its counsel. Odyssey, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to and including the conversion date (with a floor of $0.03 per share for the six months following the date of the note). The note matures on May 7, 2020. The Company may redeem the note at redemption prices ranging from 130% to 140% during the first 120 days after issuance. The Company may not redeem the note after the first 120 days after issuance. The note had a principal balance of $100,000 as of April 30, 2020. During the year ended April 30, 2021, Odyssey converted principal of $97,100 and $17,574 of accrued interest into common shares of the Company which paid the note in full and resulted in a gain on settlement of debt being recorded for $26,851.

[9]

Effective March 25, 2019, the Company issued and delivered to Geneva a 9% convertible note in the principal amount of $56,500. The note was issued at a discount, resulting in the Company’s receipt of $50,000 after payment of $3,000 of the fees and expenses of the lender and its counsel and an original issue discount of $3,500. Geneva, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock beginning 180 days following the date of the note at a 29% discount from the lowest trading price during the 20 days prior to conversion. The note matures on June 25, 2020. The Company may redeem the note at redemption prices ranging from 105% to 130% during the first 180 days after issuance. The note had a principal balance of $56,500 as of April 30, 2020. During the year ended April 30, 2021, Geneva converted principal of $56,287 into common shares of the Company which paid the note in full and resulted in a gain on settlement of debt being recorded for $11,372.

[10]

Effective June 4, 2019, the Company issued and delivered to Geneva a 9% convertible note in the principal amount of $56,500. The note was issued at a discount and the Company received $50,000 after an original issue discount of $3,500 and payment of $3,000 of fees and expenses of the lender and its counsel. Geneva, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 29% discount from the lowest trading price during the 20 days prior to conversion. The note matures on September 4, 2020. The Company may redeem the note at redemption prices ranging from 105% to 130% during the first 180 days after issuance. The Company may not redeem the note after the first 180 days after issuance. The note had a principal balance of $56,500 as of April 30, 2020. During the year ended April 30, 2021, Geneva converted principal of $55,015 into common shares of the Company which paid the note in full and resulted in a gain on settlement of debt being recorded for $12,097.

[11]

Effective June 19, 2019, the Company issued and delivered to Odyssey a 10% convertible note in the principal amount of $250,000. Of the note proceeds, $144,296 was paid to One44 to redeem its February 27, 2019 convertible note and the Company received $80,704 after payment of $25,000 of legal and brokerage fees. Odyssey, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to and including the date of conversion (with a floor of $0.03 per share for the six months following the date of the note). The note matures on June 19, 2020. The Company may redeem the note at redemption prices ranging from 130% to 140% during the first 120 days after issuance. The Company may not redeem the note after the first 120 days after issuance. The note had a principal balance of $250,000 as of April 30, 2020. During the year ended April 30, 2021, Geneva converted principal of $220,500 and accrued interest of $37,454 into common shares of the Company and the Company paid $35,736 in cash to pay the note in full, which resulted in a gain on settlement of debt being recorded for $53,129.

[12]

Effective September 13, 2018, the Company issued and delivered to Vista Capital Investments, LLC (“Vista”) a convertible note in the original maximum principal amount of $550,000 (consisting of an initial advance of $100,000 on such date and possible future advances). An original issue discount equal to 10% of each advance will be added to principal. The maturity date of advances under the convertible note is two years from the date of each advance. Terms of the convertible note include certain penalties for additional principal and changes in conversion prices when the trading price of the Company’s common stock decreases to defined levels. An original issue discount of $10,000 and a one-time 12% interest charge of $13,200 was added to the $100,000 advance at inception, resulting in total initial principal of $123,200. Through April 30, 2019, the note was partially converted into shares of the Company’s common stock resulting in a principal balance of $80,700 as of April 30, 2019. During the year ended, 2020, Vista converted principal of $79,320 into common shares of the Company, resulting in a principal balance of $1,380 as of April 30, 2020. During the year ended April 30, 2021, Vista confirmed that there were no amounts owing on the debt, therefore a gain on settlement of debt was recorded for $1,380.

On October 16, 2018, the Company received proceeds of $200,000 from a second advance under the Vista long-term convertible note. An original issue discount of $20,000 and a one-time 12% interest charge of $26,400 was added to the note principal, resulting in total principal of $246,400, which balance was outstanding as of April 30, 2019. Effective May 14, 2019, Vista assigned $123,200 of this note, resulting in a principal balance of $123,200 as of April 30, 2020. During the year ended April 30, 2021, Vista converted principal of $106,440 into common shares of the Company to pay the note in full, which resulted in a gain on settlement of debt being recorded for $16,760.

[13]

Effective December 15, 2020, the Company entered into a fourth amendment to certain convertible notes with GS ($110,000 note dated September 13, 2018 – see notation [1], $70,000 note dated September 18, 2018 – see notation [2], $$600,000 note dated October 5, 2018 – see notation [3], and $110,000 note dated February 20, 2019 – see notation [7]) to extend the notes due dates from December 20, 2020 to December 31, 2020. In conjunction with the extension, the Company entered into an 18% convertible note in the principal amount of $80,000. The note was issued at a discount and the Company received net proceeds of $75,000 after an original issue discount of $5,000. The note had a principal balance of $80,000 as of April 30, 2021.

[14]

Effective December 31, 2020, the Company entered into a fifth amendment to certain convertible notes with GS ($110,000 note dated September 13, 2018 – see notation [1], $70,000 note dated September 18, 2018 – see notation [2], $$600,000 note dated October 5, 2018 – see notation [3], and $110,000 note dated February 20, 2019 – see notation [7]) to extend the notes due dates from December 31, 2020 to August 31, 2021. In exchange for the extension, the aggregate principal amounts of the notes increased by $80,000.

[15]

Effective March 26, 2021, the Company issued and delivered to GS a 10% convertible note in the principal amount of $82,000. The note was issued at a discount and the Company received net proceeds of $78,500 after payment of $3,500 of fees and expenses of the lender and its counsel. During the first 180 days, GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a price of $0.015 per share and thereafter at 34% discount from the lowest trading price during the 15 days prior to conversion. The Company may redeem the note at redemption prices ranging from 110% to 118% during the first 180 days after issuance. The note had a principal balance of $82,000 as of April 30, 2021. Subsequent to April 30, 2021 this note was paid in full, see Note 14.